Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Leasehold buildings and leasehold improvement*	7,850,784	8,288,008	6,164,379
Computers	67,657	70,635	52,536
Office equipment	48,315	49,695	36,962
Machinery	530,183	530,182	394,335
Furniture, fixtures & fittings	57,721	61,971	46,092
Motor vehicles	2,045,884	2,745,758	2,042,215
Subtotal	10,600,544	11,746,249	8,736,519
Less: Accumulated depreciation and amortization	(4,788,661)	(5,346,692)	(3,976,715)
Property, plant and equipment, net	5,811,883	6,399,557	4,759,804

Schedule of Carrying Value of Property, Plant and Equipment on Finance Lease Arrangements

The carrying value of property, plant and equipment on finance lease arrangements held by the Company are summarized as follows:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Motor vehicles	1,559,976	2,241,131	1,666,888
Less: Accumulated amortization	(1,136,177)	(1,406,214)	(1,045,901)
Motor vehicles, net	423,799	834,917	620,987